Commitment and Contingencies - Additional Information (details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loss Contingencies [Line Items]
Current liability for remediation and reclamation obligations	$ 1.7	$ 0.6
Long-term liability for remediation and reclamation obligations	1.6	0.9
Term Of Payments On Environmental Obligations In Years		5 years
Capital commitments	30.2
Rent expense associated with office and equipment leases	4.1	7.7	10.2
Anadarko [Member]
Loss Contingencies [Line Items]
Purchase of previously leased compression equipment		$ 44.5